Property and Equipment,Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment,Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Electronic equipment	86,939	80,811
Software	18,656	18,656
Leasehold improvement	11,620	6,319
Furniture and office equipment	1,838	1,740
Total	119,053	107,526
Less: accumulated depreciation	(81,702)	(77,618)
Less: accumulated impairment loss	(5,338)	(3,498)
	32,013	26,410

Depreciation expenses were RMB24,728, RMB16,171 and RMB12,280 for the years ended December 31, 2022, 2023 and 2024, respectively. The Group had disposed certain impaired property and equipment for the years ended December 31, 2023 and 2024.